June 18, 2009

Valerie J. Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:        The Calvert Fund (the "Fund")
               SEC File No. 333-159446
               Form N-14
               Pre-Effective Amendment No. 3

Dear Ms. Lithotomos:

This letter and Pre-Effective Amendment No. 3 serve as a response to comments made by the SEC staff (the "Staff") by telephone to Lance King of Calvert on June 11, 2009, regarding the above-referenced Form N-14 Registration Statement and its subsequent pre-effective amendments. Staff comments are addressed below.

Reorganization Costs. In the section of the Prospectus/Proxy Statement titled "Voting Information," the costs of the Reorganization are now provided. Note that the disclosure has been revised to indicate that Calvert Asset Management Company, Inc. ("CAMCO") will bear the costs of the Reorganizations, as opposed to the funds. Accordingly, in each Agreement and Plan of Reorganization, "Section 11. Expenses" has been revised to indicate that CAMCO will bear the costs of the Reorganization.

Capitalization Tables. In the section of the Prospectus/Proxy Statement titled "Information about the Reorganizations -- Capitalization," the capitalization tables have been revised to include asset amounts at the fund level, in addition to asset amounts by class previously provided. Furthermore, a column reflecting pro forma adjustments has been added to each table. Note that there are no pro forma adjustments with respect to the costs of the Reorganizations, given that such costs will be paid by CAMCO, not the funds.

Finally, on behalf of the Registrant and as an officer of The Calvert Fund, I acknowledge that:

  The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

  Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing;

  The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States;

  Should the Commission or Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

  The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Assistant Vice President and Assistant Secretary